UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05848
The Gabelli Value Fund Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

The Gabelli Value Fund Inc.
Third Quarter Report – September 30, 2010
To Our Shareholders,
     During the third quarter of 2010, The Gabelli Value Fund’s (the “Fund”) (Class A) total return was 13.3%, compared with the Standard & Poor’s (“S&P”) 500 Index of 11.3% and the Dow Jones Industrial Average of 11.1%.
     Enclosed is the portfolio of investments as of September 30, 2010.
Christopher Marangi

Comparative Results
Average Annual Returns through September 30, 2010 (a) (Unaudited)

														Since
			Year to											Inception
	Quarter		Date		1 Year		3 Year		5 Year		10 Year	20 Year		(9/29/89)
Gabelli Value Fund Class A	13.27%		15.34%		23.98%		(4.97)%		2.57%		4.02%	11.56%		10.33%
	6.76	(b)	8.71	(b)	16.85	(b)	(6.83	)(b)	1.36	(b)	3.40 (b)	11.23	(b)	10.02 (b)
S&P 500 Index	11.30		3.91		10.18		(7.15)		0.64		(0.43)	9.05		8.10
Dow Jones Industrial Average	11.13		5.57		14.12		(5.37)		3.11		2.54	10.30		9.49
Nasdaq Composite Index	12.30		4.38		11.60		(4.29)		1.94		(4.29)	10.12		7.79
Class AAA	13.35		15.34		23.98		(4.97)		2.57		4.02	11.56		10.33
Class B	13.01		14.59		22.87		(5.72)		1.77		3.22	11.11		9.90
	8.01	(c)	9.59	(c)	17.87	(c)	(6.67	)(c)	1.40	(c)	3.22	11.11		9.90
Class C	13.07		14.65		23.03		(5.67)		1.80		3.24	11.13		9.92
	12.07	(d)	13.65	(d)	22.03	(d)	(5.67)		1.80		3.24	11.13		9.92
Class I	13.27		15.53		24.25		(4.77)		2.70		4.08	11.59		10.36

In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.52%, 1.52%, 2.27%, 2.27%, and 1.27%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share prices, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. When shares are redeemed, they may be worth more or less than their original cost. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about this and other matters and should be read carefully before investing. The Class A Shares net asset values (“NAV”) per share are used to calculate performance for the periods prior to the issuance of Class AAA Shares on April 30, 2010, Class B Shares and Class C Shares on March 15, 2000, and the Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is an unmanaged indicator of stock market performance. The Dow Jones Industrial Average is an unmanaged index of 30 large industrial stocks and the Nasdaq Composite Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.
We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli Value Fund Inc.
Schedule of Investments — September 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 94.2%
	Aerospace — 1.6%
1,000,000	Rolls-Royce Group plc†	$9,480,345

	Agriculture — 0.2%
25,000	Archer-Daniels-Midland Co.	798,000
500	The Mosaic Co.	29,380

		827,380

	Automotive — 0.6%
186,000	Ford Motor Co.†	2,276,640
30,000	Navistar International Corp.†	1,309,200

		3,585,840

	Automotive: Parts and Accessories — 1.5%
9,000	BorgWarner Inc.†	473,580
38,000	China Yuchai International Ltd.	726,940
169,000	Genuine Parts Co.	7,535,710

		8,736,230

	Aviation: Parts and Services — 0.6%
110,000	BBA Aviation plc	325,552
40,000	Curtiss-Wright Corp.	1,212,000
370,000	GenCorp Inc.†	1,820,400

		3,357,952

	Broadcasting — 4.3%
764,000	CBS Corp., Cl. A, Voting	12,147,600
31,000	Dg Fastchannel Inc.†	674,250
174,000	Liberty Media Corp. — Capital, Cl. A†	9,058,440
51,000	Liberty Media Corp. — Starz, Cl. A†	3,308,880

		25,189,170

	Business Services — 1.4%
22,000	Akamai Technologies Inc.†	1,103,960
45,000	Ascent Media Corp., Cl. A†	1,201,950
14,000	Broadridge Financial Solutions Inc.	320,180
85,000	Clear Channel Outdoor Holdings Inc., Cl. A†	971,550
40,250	Fidelity National Information Services Inc.	1,091,983
48,000	Intermec Inc.†	588,480
38,000	Internap Network Services Corp.†	186,580
6,000	MasterCard Inc., Cl. A	1,344,000
28,000	Monster Worldwide Inc.†	362,880
2,000	Rentrak Corp.†	50,540
116,000	SearchMedia Holdings Ltd.†	301,600
14,000	The Brink’s Co.	322,000

		7,845,703

	Cable and Satellite — 14.2%
130,000	Adelphia Communications Corp., Cl. A† (a)	0
130,000	Adelphia Communications Corp., Cl. A, Escrow† (a)	0
130,000	Adelphia Recovery Trust†	1,300
1,252,000	Cablevision Systems Corp., Cl. A	32,789,880
75,000	Comcast Corp., Cl. A, Special	1,275,750
482,000	DIRECTV, Cl. A†	20,065,660
143,000	DISH Network Corp., Cl. A	2,739,880
54,000	EchoStar Corp., Cl. A†	1,030,320
236,000	Liberty Global Inc., Cl. A†	7,271,160
322,000	Rogers Communications Inc., Cl. B	12,052,460
106,000	Scripps Networks Interactive Inc., Cl. A	5,043,480
11,000	Time Warner Cable Inc.	593,890

		82,863,780

	Communications Equipment — 1.5%
300,000	ADC Telecommunications Inc.†	3,801,000
276,000	Corning Inc.	5,045,280

		8,846,280

	Computer Software and Services — 0.4%
8,000	Alibaba.com Ltd.†	16,662
24,000	AOL Inc.†	594,000
22,000	eBay Inc.†	536,800
50,000	Microsoft Corp.	1,224,500

		2,371,962

	Consumer Products — 5.3%
5,000	Alberto-Culver Co.	188,250
58,000	Energizer Holdings Inc.†	3,899,340
20,000	Fortune Brands Inc.	984,600
566	Givaudan SA	578,297
800	National Presto Industries Inc.	85,176
90,000	Pactiv Corp.†	2,968,200
835,000	Swedish Match AB	22,273,769
2,000	Wolverine World Wide Inc.	58,020

		31,035,652

	Consumer Services — 1.3%
197,000	Liberty Media Corp. — Interactive, Cl. A†	2,700,870
165,000	Rollins Inc.	3,857,700
82,000	TiVo Inc.†	742,920

		7,301,490

	Diversified Industrial — 5.7%
42,000	Ampco-Pittsburgh Corp.	1,042,440
39,000	Brush Engineered Materials Inc.†	1,109,160
8,000	Cooper Industries plc	391,440
163,000	Crane Co.	6,184,220
104,037	Griffon Corp.†	1,268,211
291,000	Honeywell International Inc.	12,786,540
120,000	ITT Corp.	5,619,600
208,000	Katy Industries Inc.†	166,400
6,000	Precision Castparts Corp.	764,100
20,000	Tomkins plc, ADR†	403,800
101,000	Tyco International Ltd.	3,709,730

		33,445,641

See accompanying notes to schedule of investments.

The Gabelli Value Fund Inc.
Schedule of Investments (Continued) — September 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Educational Services — 0.1%
11,000	ITT Educational Services Inc.†	$772,970

	Electronics — 2.9%
155,000	LSI Corp.†	706,800
12,000	Rovi Corp.†	604,920
200,000	Texas Instruments Inc.	5,428,000
5,000	Thermo Fisher Scientific Inc.†	239,400
191,000	Thomas & Betts Corp.†	7,834,820
74,000	Tyco Electronics Ltd.	2,162,280

		16,976,220

	Energy and Utilities — 4.3%
13,000	Chevron Corp.	1,053,650
110,000	ConocoPhillips	6,317,300
6,000	CONSOL Energy Inc.	221,760
5,420	Mirant Corp.†	53,983
200,000	Mirant Corp., Escrow† (a)	0
250,000	National Fuel Gas Co.	12,952,500
10,000	NextEra Energy Inc.	543,900
60,000	Northeast Utilities	1,774,200
10,000	Occidental Petroleum Corp.	783,000
35,000	Southwest Gas Corp.	1,175,650

		24,875,943

	Entertainment — 13.0%
8,570	Chestnut Hill Ventures† (a)	390,364
118,000	Discovery Communications Inc., Cl. A†	5,138,900
168,000	Discovery Communications Inc., Cl. C†	6,415,920
65,000	Dover Motorsports Inc.†	118,950
254,000	Grupo Televisa SA, ADR	4,805,680
302,000	Madison Square Garden Inc., Cl. A†	6,366,160
309,001	Time Warner Inc.	9,470,881
873,000	Viacom Inc., Cl. A	34,998,570
18,000	Viacom Inc., Cl. B	651,420
276,001	Vivendi	7,543,992

		75,900,837

	Environmental Services — 2.1%
299,000	Republic Services Inc.	9,116,510
85,000	Waste Management Inc.	3,037,900

		12,154,410

	Equipment and Supplies — 2.9%
165,000	CIRCOR International Inc.	5,214,000
60,000	Federal Signal Corp.	323,400
49,500	Flowserve Corp.	5,416,290
61,000	Gerber Scientific Inc.†	376,370
80,000	GrafTech International Ltd.†	1,250,400
118,000	Watts Water Technologies Inc., Cl. A	4,017,900

		16,598,360

	Financial Services — 4.9%
260,000	American Express Co.	10,927,800
202,000	AmeriCredit Corp.†	4,940,920
21,000	Artio Global Investors Inc.	321,300
26,000	Deutsche Bank AG	1,428,180
102,000	H&R Block Inc.	1,320,900
17,000	Interactive Brokers Group Inc., Cl. A†	292,570
25,038	JPMorgan Chase & Co.	953,197
49,000	Kinnevik Investment AB, Cl. B	1,037,379
64,000	Legg Mason Inc.	1,939,840
7,000	Loews Corp.	265,300
14,000	Morgan Stanley	345,520
55,000	SLM Corp.†	635,250
104,000	The Bank of New York Mellon Corp.	2,717,520
3,000	The Goldman Sachs Group Inc.	433,740
43,000	Wells Fargo & Co.	1,080,590

		28,640,006

	Food and Beverage — 5.1%
49,000	Constellation Brands Inc., Cl. A†	866,810
5,000	Corn Products International Inc.	187,500
90,000	Davide Campari — Milano SpA	538,314
18,000	Del Monte Foods Co.	235,980
178,000	Diageo plc, ADR	12,283,780
55,000	Dr. Pepper Snapple Group Inc.	1,953,600
8,000	Flowers Foods Inc.	198,720
97,000	Fomento Economico Mexicano SAB de CV, ADR	4,920,810
22,000	H.J. Heinz Co.	1,042,140
12,000	Kellogg Co.	606,120
25,000	Kerry Group plc, Cl. A	882,706
74,000	Kraft Foods Inc., Cl. A	2,283,640
7,000	PepsiCo Inc.	465,080
18,000	Pernod-Ricard SA	1,502,986
14,235	Remy Cointreau SA	958,748
42,000	Sara Lee Corp.	564,060

		29,490,994

	Health Care — 0.4%
4,000	Chemed Corp.	227,880
28,000	Covidien plc	1,125,320
20,000	Mead Johnson Nutrition Co.	1,138,200

		2,491,400

	Hotels and Gaming — 1.5%
15,000	Accor SA	547,721
48,000	Dover Downs Gaming & Entertainment Inc.	163,200
137,000	Gaylord Entertainment Co.†	4,178,500
30,000	International Game Technology	433,500
430,000	Ladbrokes plc	906,500
73,000	Las Vegas Sands Corp.†	2,544,050

		8,773,471

See accompanying notes to schedule of investments.

====================================================================================================================================

The Gabelli Value Fund Inc.
Schedule of Investments (Continued) — September 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Machinery — 1.5%
75,000	CNH Global NV†	$2,748,000
66,000	Deere & Co.	4,605,480
47,000	Zebra Technologies Corp., Cl. A†	1,581,080

		8,934,560

	Metals and Mining — 7.8%
308,000	Barrick Gold Corp.	14,257,320
29,000	Freeport-McMoRan Copper & Gold Inc.	2,476,310
98,000	Kinross Gold Corp.	1,841,420
4,500	Molycorp Inc.†	127,305
422,000	Newmont Mining Corp.	26,505,820

		45,208,175

	Publishing — 2.1%
489,000	Media General Inc., Cl. A†	4,381,440
53,000	Meredith Corp.	1,765,430
479,000	News Corp., Cl. A	6,255,740

		12,402,610

	Real Estate — 0.6%
133,600	Griffin Land & Nurseries Inc.	3,532,384

	Retail — 1.2%
12,000	CVS Caremark Corp.	377,640
72,000	HSN Inc.†	2,152,800
50,000	Ingles Markets Inc., Cl. A	830,500
100,000	Safeway Inc.	2,116,000
30,000	The Home Depot Inc.	950,400
17,000	Walgreen Co.	569,500

		6,996,840

	Specialty Chemicals — 0.6%
180,000	Ferro Corp.†	2,320,200
7,000	FMC Corp.	478,870
16,000	International Flavors & Fragrances Inc.	776,320
3,000	Monsanto Co.	143,790

		3,719,180

	Telecommunications — 3.9%
359,300	ADPT Corp.†	1,059,935
542,000	Cincinnati Bell Inc.†	1,447,140
1,090,000	Sprint Nextel Corp.†	5,046,700
362,000	Telephone & Data Systems Inc.	11,873,600
119,000	Telephone & Data Systems Inc., Special	3,373,650

		22,801,025

	Wireless Communications — 0.7%
11,000	Millicom International Cellular SA	1,055,450
42,000	United States Cellular Corp.†	1,930,740
11,000	ViaSat Inc.†	452,210
32,000	Vodafone Group plc, ADR	793,920

		4,232,320

	TOTAL COMMON STOCKS	549,389,130

	RIGHTS — 0.4%
	Financial Services — 0.4%
26,000	Deutsche Bank AG, United States, expire 10/05/10†	129,220
500,000	Deutsche Bank AG, Germany, expire 10/05/10†	2,419,773

	TOTAL RIGHTS	2,548,993

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
17,405	Mirant Corp., Ser. A, expire 01/03/11†	263

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 5.4%
$31,270,000	U.S. Treasury Bills, 0.130% to 0.185%††, 11/04/10 to 03/17/11	31,252,892

	TOTAL INVESTMENTS — 100.0% (Cost $378,905,160)	$583,191,278

	Aggregate tax cost	$387,151,239

	Gross unrealized appreciation	$226,150,407
	Gross unrealized depreciation	(30,110,368)

	Net unrealized appreciation/depreciation	$196,040,039

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2010, the market value of fair valued securities amounted to $390,364 or 0.07% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
See accompanying notes to schedule of investments.

The Gabelli Value Fund Inc. (the “Fund”)
Notes to Schedule of Investments (Unaudited)
The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Value Fund Inc.
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 9/30/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Cable and Satellite	$82,863,780	—	$0	$82,863,780
Diversified Industrial	33,041,841	$403,800	—	33,445,641
Energy and Utilities	24,875,943	—	0	24,875,943
Entertainment	75,510,473	—	390,364	75,900,837
Other Industries (a)	332,302,929	—	—	332,302,929

Total Common Stocks	548,594,966	403,800	390,364	549,389,130

Rights (a)	2,548,993	—	—	2,548,993
Warrants (a)	263	—	—	263
U.S. Government Obligations	—	31,252,892	—	31,252,892

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$551,144,222	$31,656,692	$390,364	$583,191,278

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the period ended September 30, 2010.

The Gabelli Value Fund Inc.
Notes to Schedule of Investments (Continued) (Unaudited)
The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

									Net change
									in unrealized
									appreciation/
									depreciation
									during the
									period on
				Change in					Level 3
	Balance	Accrued	Realized	unrealized	Net	Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/	purchases/	into	out of	as of	held at
	12/31/09	(premiums)	(loss)	depreciation	(sales)	Level 3†	Level 3†	9/30/10	9/30/10

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Cable and Satellite	$0	$—	$—	$—	$—	$—	$—	$0	$—
Energy and Utilities	0	—	—	—	—	—	—	0	—
Entertainment	289,066	—	—	101,298	—	—	—	390,364	101,298

Total Common Stocks	289,066	—	—	101,298	—	—	—	390,364	101,298

TOTAL INVESTMENTS IN SECURITIES	$289,066	$—	$—	$101,298	$—	$—	$—	$390,364	$101,298

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.

The Gabelli Value Fund Inc.
Notes to Schedule of Investments (Continued) (Unaudited)
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at September 30, 2010, if any, are not accounted for as hedging instruments under GAAP.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the period ended September 30, 2010, the Fund had no investments in futures contracts.

The Gabelli Value Fund Inc.
Notes to Schedule of Investments (Continued) (Unaudited)
Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS
VALUE
Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE
Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
SMALL CAP VALUE
Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities – market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH
GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH
GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP
GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME
Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
SPECIALTY EQUITY
GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages,organic living,and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
John M. Segrich, CFA
SECTOR
GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world – targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed
MERGER AND ARBITRAGE
Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN
GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA
FIXED INCOME
GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA
CASH MANAGEMENT-MONEY MARKET
Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.
To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The Gabelli Value Fund Inc.
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA
Chairman and Chief
Executive Officer
GAMCO Investors, Inc.

Anthony J. Colavita
President
Anthony J. Colavita, P.C.

Robert J. Morrissey
Attorney-at-Law
Morrissey, Hawkins & Lynch

Anthony R. Pustorino
Certified Public Accountant,
Professor Emeritus
Pace University

Werner J. Roeder, MD
Medical Director
Lawrence Hospital
Officers

Bruce N. Alpert
President and Secretary

Agnes Mullady
Treasurer

Peter D. Goldstein
Chief Compliance Officer
Custodian
The Bank of New York Mellon
Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
Legal Counsel
Willkie Farr & Gallagher LLP
Distributor
Gabelli & Company, Inc.

This report is submitted for the general information of the shareholders of The Gabelli Value Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB409Q310SR
The Gabelli Value Fund Inc.
THIRD QUARTER REPORT
SEPTEMBER 30, 2010

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Gabelli Value Fund Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 11/26/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 11/26/10

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer
Date 11/26/10

*	Print the name and title of each signing officer under his or her signature.